Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Schedule of provisions for personnel benefits and payroll
	2019	2020
	MCh$	MCh$
Short-term personnel benefits (a.2)	51,051	43,941
Vacation accrual (a.3)	27,609	33,993
Employee defined benefit plan (a.1)(*)	7,566	7,581
Other Benefits	22,849	25,728
Total	109,075	111,243
(*)	See Note No. 2 (x) (iii).

Schedule of employee defined benefit plan
	2019	2020
	MCh$	MCh$
Current service cost	101	367
Interest cost on benefit obligation	222	160
Actuarial gains and losses	247	91
Net benefit expense	570	618

Schedule of principal assumptions used in determining pension obligations for the Bank's plan
	December 31,	December 31,
	2019	2020
	%	%
Discount rate	3.17	2.31
Annual salary increase	4.42	4.04
Payment probability	99.99	99.99

Schedule of changes in the present value of the defined benefit obligation
	2019	2020
	MCh$	MCh$
Opening defined benefit obligation, January 1,	7,754	7,566
Increase in provision	323	527
Benefits paid	(758)	(603)
Actuarial gains and losses	247	91
Closing defined benefit obligation	7,566	7,581

Schedule of changes in provisions for incentive plans
	2019	2020
	MCh$	MCh$
Balances as of January 1,	47,797	51,051
Provisions established	45,792	34,138
Provisions used	(42,538)	(41,248)
Provisions released	—	—
Balances as of December 31,	51,051	43,941

Schedule of changes in provisions for vacation
	2019	2020
	MCh$	MCh$
Balances as of January 1,	26,855	27,609
Provisions established	7,257	11,512
Provisions used	(6,503)	(5,128)
Provisions released	—	—
Balances as of December 31,	27,609	33,993